Lease	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Lease	Lease
The Group leases offices, vehicles and others. The leases typically run for a period of 1 ~5 years, with an option to renew or terminate the lease after that date. There are no restrictions or covenants imposed to leases, but the lease assets shall not be provided as collateral for borrowings.
(1)Details of right-of-use assets and lease liabilities recognized in the consolidated statements of financial position as of December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
	(In millions of Korean won)
Right-of-use assets(*1)
Offices	₩ 5,067	₩ 6,698
Vehicles	65	292
Others	826	1,750
Total	₩ 5,958	₩ 8,740
Lease liabilities(*2)
Current	2,906	3,607
Non-current	3,057	5,123
Total	₩ 5,963	₩ 8,730
(*1)Right-of-use assets are included in the ‘Property and equipment’ in the consolidated statement of financial position.
(*2)Lease liabilities are included in the ‘Other current liabilities’ and ‘Other non-current liabilities’ in the consolidated statement of financial position.
(2)Changes in right-of-use assets for the years ended December 31, 2022 and 2021 are as follows:

	2022
	Offices	Vehicles	Others	Total
	(In millions of Korean won)
Balance as of January 1, 2021	₩ 6,698	₩ 292	₩ 1,750	₩ 8,740
Depreciation	(2,549)	(231)	(1,218)	(3,998)
Reassessment	1	(52)	(13)	(64)
Acquisitions	923	55	231	1,209
Disposals	(45)	—	—	(45)
Translation difference	39	1	76	116
Balance as of December 31, 2022	₩ 5,067	₩ 65	₩ 826	₩ 5,958

	2021
	Offices	Vehicles	Others	Total
	(In millions of Korean won)
Balance as of January 1, 2020	₩ 3,904	₩ 102	₩ 1,731	₩ 5,737
Depreciation	(2,078)	(187)	(1,183)	(3,448)
Reassessment	2,018	—	1	2,019
Acquisitions	2,731	378	1,191	4,300
Disposals	(61)	(2)	—	(63)
Translation difference	184	1	10	195
Balance as of December 31, 2021	₩ 6,698	₩ 292	₩ 1,750	₩ 8,740
(3)Details of amounts recognized in the consolidated statements of profit or loss for the years ended December 31, 2022 and 2021 are as follows:

	2022	2021
	(In millions of Korean won)
Interest expense relating to lease liabilities (included in finance cost)	₩ 122	₩ 111
Expense relating to short-term leases	45	117
Expense relating to leases of low-value assets excluding short-term leases	23	21
(4)Details of amounts recognized in the consolidated statements of Cash flows for the years ended December 31, 2022 and 2021 are as follows:

	2022		2021
	(In millions of Korean won)
Total cash outflows of leases	₩	4,107	₩	3,897